Earnings Per Share (Tables)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2013	Dec. 31, 2012
Reconciliation of Net Income Attributable to Common Shareholders and Summary of Basic and Diluted Net Income Per Share Calculations

The following is a reconciliation of net income attributable to common shareholders and a table summarizing the basic and diluted net income per share calculations for the six months ended June 30, 2013:

Net income:
Net income	$18,850
Less: Preferred stock dividends	(27)

Net income attributable to common shareholders	$18,823

Weighted-average shares outstanding:
Denominator for basic net income per share—weighted-average common shares outstanding	6,717
Effect of dilutive shares—employee and director stock options and convertible preferred stock	6,153

Denominator for diluted net income per share	12,870

Net income per share:
Basic	$2.80

Diluted	$1.46

The following is a reconciliation of net income attributable to common shareholders and a table summarizing the basic and diluted earnings per share calculations for the three and nine months ended September 30, 2013 and 2012:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2013	2012	2013	2012
Net income:
Net income	$1,683	$9,466	$20,533	$13,344
Less: Preferred stock dividends	—	(19)	(27)	(99)

Net income attributable to common shareholders	$1,683	$9,447	$20,506	$13,245

Weighted average shares outstanding (in thousands):
Denominator for basic earnings per share—weighted average common shares outstanding	17,604	3,252	10,386	3,209
Effect of dilutive shares—employee and director stock options and convertible preferred stock	—	6,202	4,080	3,567

Denominator for diluted earnings per share	17,604	9,454	14,466	6,776

Earnings per share:
Basic	$0.10	$2.90	$1.97	$4.13

Diluted	$0.10	$1.00	$1.42	$1.95

The following is a reconciliation of net income to net income attributable to common stockholders and a table summarizing the basic and diluted earnings per share calculations:

	Year Ended December 31,
	2012	2011
Net income	$17,085,386	$2,334,717
Preferred stock dividends	(118,534)	(257,371)

Net income attributable to common stockholders	$16,966,852	$2,077,346

Weighted-average shares outstanding
Denominator for basic earnings per share—weighted-average common shares outstanding	3,193,122	2,985,058
Effect of dilutive shares—convertible preferred stock and employee and director stock options	4,324,245	533,194

Denominator for diluted earnings per share	7,517,367	3,518,252

Earnings per share
Basic	$5.31	$0.70

Diluted	$2.26	$0.59